STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—33.9%			Real Estate Investment Trusts (REITs) (Continued)
Consumer Discretionary—5.6%			Mid-America Apartment Communities,
Auto Components—0.1%			Inc.	3,390	$370,629
Visteon Corp.[1]	4,230	$284,891	Prologis, Inc.	15,367	1,105,655
Entertainment—0.8%					2,163,770
Netflix, Inc.1	2,590	923,490	Health Care—4.6%
Zynga, Inc., Cl. A1	106,890	569,724	Biotechnology—0.6%
		1,493,214	BioMarin Pharmaceutical, Inc.1	3,030	269,155
Hotels, Restaurants & Leisure—0.7%			uniQure NV1	5,100	304,215
Cedar Fair LP2	5,485	288,621	Vertex Pharmaceuticals, Inc.1	2,790	513,220
McDonald's Corp.	5,300	1,006,470			1,086,590
		1,295,091	Health Care Equipment & Supplies—1.3%
Interactive Media & Services—1.1%			Becton Dickinson & Co.	2,550	636,812
Facebook, Inc., Cl. A1	10,090	1,681,902	Boston Scientific Corp.1	15,750	604,485
Snap, Inc., Cl. A1	33,890	373,468	CryoPort, Inc.1	16,840	217,573
		2,055,370	Intuitive Surgical, Inc.1	1,380	787,400
			Zimmer Biomet Holdings, Inc.	2,610	333,297
Internet & Catalog Retail—1.0%					2,579,567
Amazon.com, Inc.1	1,090	1,941,017	Health Care Providers & Services—0.5%
Specialty Retail—1.5%			Anthem, Inc.	3,110	892,508
Burlington Stores, Inc.1	4,490	703,493
CarMax, Inc.1	9,070	633,086	Health Care Technology—0.1%
Lowe's Cos., Inc.	14,110	1,544,622	Teladoc Health, Inc.1	5,340	296,904
		2,881,201	Life Sciences Tools & Services—0.4%
Textiles, Apparel & Luxury Goods—0.4%			Agilent Technologies, Inc.	10,090	811,034
NIKE, Inc., Cl. B	8,910	750,311	Pharmaceuticals—1.7%
Consumer Staples—1.7%			Bayer AG, Sponsored ADR	27,990	450,779
Beverages—0.5%			Johnson & Johnson	10,160	1,420,266
Coca-Cola Co. (The)	21,420	1,003,741	Merck & Co., Inc.	14,100	1,172,697
			TherapeuticsMD, Inc.1	30,050	146,344
Food & Staples Retailing—0.7%					3,190,086
Walmart, Inc.	13,160	1,283,495	Industrials—3.6%
Food Products—0.4%			Aerospace & Defense—1.0%
Conagra Brands, Inc.	30,630	849,676	Boeing Co. (The)	1,740	663,671
Tobacco—0.1%			Lockheed Martin Corp.	2,250	675,360
Philip Morris International, Inc.	2,030	179,432	Spirit AeroSystems Holdings, Inc., Cl. A	6,610	605,013
					1,944,044
Energy—1.9%
Energy Equipment & Services—0.3%			Airlines—0.3%
Schlumberger Ltd.	12,310	536,346	Spirit Airlines, Inc.1	10,570	558,730
Oil, Gas & Consumable Fuels—1.6%			Building Products—0.2%
EQT Corp.	37,169	770,885	Masco Corp.	11,590	455,603
Exxon Mobil Corp.	21,820	1,763,056	Commercial Services & Supplies—0.6%
Shell Midstream Partners LP2	29,695	607,263	ACCO Brands Corp.	35,660	305,249
		3,141,204	KAR Auction Services, Inc.	7,380	378,668
Financials—6.2%			Waste Connections, Inc.	4,810	426,118
Capital Markets—0.5%					1,110,035
Intercontinental Exchange, Inc.	12,900	982,206	Construction & Engineering—0.1%
Commercial Banks—3.2%			Dycom Industries, Inc.1	4,740	217,756
Citigroup, Inc.	11,360	706,819	Machinery—0.5%
East West Bancorp, Inc.	13,790	661,507	Illinois Tool Works, Inc.	3,180	456,425
IBERIABANK Corp.	7,010	502,687	Stanley Black & Decker, Inc.	3,200	435,744
JPMorgan Chase & Co.	21,510	2,177,457			892,169
Signature Bank (New York)	7,070	905,455
SVB Financial Group1	3,380	751,577	Professional Services—0.3%
Wells Fargo & Co.	7,260	350,803	Korn Ferry	12,820	574,080
		6,056,305	Road & Rail—0.3%
Insurance—1.4%			Canadian Pacific Railway Ltd.	3,140	646,934
American International Group, Inc.	17,710	762,593	Trading Companies & Distributors—0.3%
Arthur J. Gallagher & Co.	7,510	586,531	Fastenal Co.	8,020	515,766
Fidelity National Financial, Inc.	13,470	492,328	Information Technology—7.5%
Progressive Corp. (The)	12,480	899,683	Communications Equipment—0.4%
		2,741,135	Motorola Solutions, Inc.	5,990	841,116
Real Estate Investment Trusts (REITs)—1.1%			IT Services—1.6%
EPR Properties	8,940	687,486	DXC Technology Co.	12,550	807,091

1 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value		Principal
IT Services (Continued)				Amount	Value
First Data Corp., Cl. A1	25,820	$678,291	Asset-Backed Securities (Continued)
Mastercard, Inc., Cl. A	5,720	1,346,774	Capital Auto Receivables Asset Trust: (Continued)
Perspecta, Inc.	16,597	335,591	Series 2018-2, Cl. B, 3.48%, 10/20/233	$125,000	$126,131
		3,167,747	Series 2018-2, Cl. C, 3.69%, 12/20/233	120,000	121,021
			CarMax Auto Owner Trust:
Semiconductors & Semiconductor Equipment—1.4%			Series 2015-2, Cl. D, 3.04%, 11/15/21	115,000	115,017
Applied Materials, Inc.	18,890	749,178	Series 2015-3, Cl. D, 3.27%, 3/15/22	330,000	329,448
NVIDIA Corp.	5,490	985,784	Series 2016-1, Cl. D, 3.11%, 8/15/22	220,000	219,375
Texas Instruments, Inc.	8,810	934,477	Series 2017-1, Cl. D, 3.43%, 7/17/23	245,000	245,844
		2,669,439	Series 2017-4, Cl. D, 3.30%, 5/15/24	110,000	109,617
Software—2.5%			Series 2018-1, Cl. D, 3.37%, 7/15/24	75,000	75,106
Microsoft Corp.	23,140	2,729,132	Series 2018-4, Cl. C, 3.85%, 7/15/24	90,000	92,186
Palo Alto Networks, Inc.1	1,940	471,187	CCG Receivables Trust:
Q2 Holdings, Inc.1	4,970	344,222	Series 2017-1, Cl. B, 2.75%, 11/14/233	250,000	249,293
salesforce.com, Inc.1	4,120	652,484	Series 2018-1, Cl. B, 3.09%, 6/16/253	90,000	90,276
ServiceNow, Inc.1	2,110	520,094	Series 2018-1, Cl. C, 3.42%, 6/16/253	25,000	25,081
		4,717,119	Series 2018-2, Cl. C, 3.87%, 12/15/253	60,000	61,031
Technology Hardware, Storage & Peripherals—1.6%			CIG Auto Receivables Trust, Series
			2017-1A, Cl. A, 2.71%, 5/15/233	50,558	50,456
Apple, Inc.	13,990	2,657,400	CNH Equipment Trust:
Western Digital Corp.	8,760	421,006	Series 2017-C, Cl. B, 2.54%, 5/15/25	70,000	69,475
		3,078,406	Series 2019-A, Cl. A4, 3.22%, 1/15/26	120,000	121,675
Materials—0.5%			CPS Auto Receivables Trust:
Chemicals—0.2%			Series 2018-A, Cl. B, 2.77%, 4/18/223	145,000	144,562
Valvoline, Inc.	18,870	350,227	Series 2018-B, Cl. B, 3.23%, 7/15/223	155,000	155,348
Metals & Mining—0.3%			CPS Auto Trust, Series 2017-A, Cl. B,
Compass Minerals International, Inc.	10,780	586,109	2.68%, 5/17/213	29,867	29,839
			Credit Acceptance Auto Loan Trust:
Telecommunication Services—1.2%			Series 2017-3A, Cl. C, 3.48%,
Diversified Telecommunication Services—0.9%			10/15/26[3]	220,000	220,115
ORBCOMM, Inc.1	375	2,542	Series 2018-1A, Cl. B, 3.60%, 4/15/273	135,000	136,075
Verizon Communications, Inc.	23,060	1,363,538	Series 2018-1A, Cl. C, 3.77%, 6/15/273	190,000	191,481
Zayo Group Holdings, Inc.1	10,680	303,526	Series 2018-2A, Cl. C, 4.16%, 9/15/273	160,000	163,683
		1,669,606	Series 2018-3A, Cl. C, 4.04%,
Wireless Telecommunication Services—0.3%			12/15/27[3]	220,000	223,484
T-Mobile US, Inc.1	8,070	557,637	Dell Equipment Finance Trust:
			Series 2017-2, Cl. B, 2.47%, 10/24/223	75,000	74,677
Utilities—1.1%			Series 2018-1, Cl. B, 3.34%, 6/22/233	90,000	90,752
Electric Utilities—0.2%			Drive Auto Receivables Trust:
Duke Energy Corp.	4,390	395,100	Series 2015-BA, Cl. D, 3.84%, 7/15/213	9,833	9,845
Gas Utilities—0.3%			Series 2016-CA, Cl. D, 4.18%, 3/15/243	170,000	172,192
Suburban Propane Partners LP2	22,085	494,925	Series 2017-1, Cl. D, 3.84%, 3/15/23	225,000	226,812
Multi-Utilities—0.6%			Series 2018-1, Cl. D, 3.81%, 5/15/24	160,000	161,388
Dominion Energy, Inc.	7,850	601,781	Series 2018-2, Cl. D, 4.14%, 8/15/24	315,000	320,466
National Grid plc	54,250	603,255	Series 2018-3, Cl. C, 3.72%, 9/16/24	120,000	121,156
		1,205,036	Series 2018-3, Cl. D, 4.30%, 9/16/24	215,000	219,633
Total Common Stocks (Cost $56,408,509)		65,142,678	Series 2018-5, Cl. C, 3.99%, 1/15/25	210,000	214,554
			Series 2019-1, Cl. C, 3.78%, 4/15/25	340,000	345,234
	Principal		DT Auto Owner Trust:
	Amount		Series 2016-4A, Cl. E, 6.49%, 9/15/233	75,000	76,806
Asset-Backed Securities—9.2%			Series 2017-1A, Cl. D, 3.55%,
American Credit Acceptance Receivables Trust:			11/15/22[3]	150,000	150,473
Series 2015-3, Cl. D, 5.86%, 7/12/223	$135,000	135,141	Series 2017-1A, Cl. E, 5.79%, 2/15/243	285,000	292,549
Series 2017-4, Cl. B, 2.61%, 5/10/213	42,177	42,162	Series 2017-2A, Cl. D, 3.89%, 1/15/233	180,000	181,090
Series 2017-4, Cl. C, 2.94%, 1/10/243	195,000	194,729	Series 2017-3A, Cl. D, 3.58%, 5/15/233	75,000	75,402
Series 2017-4, Cl. D, 3.57%, 1/10/243	246,000	246,203	Series 2017-3A, Cl. E, 5.60%, 8/15/243	155,000	160,147
Series 2018-2, Cl. C, 3.70%, 7/10/243	275,000	276,346	Series 2017-4A, Cl. D, 3.47%, 7/17/233	205,000	205,554
Series 2018-3, Cl. B, 3.49%, 6/13/223	80,000	80,220	Series 2017-4A, Cl. E, 5.15%,
Series 2018-4, Cl. C, 3.97%, 1/13/253	180,000	182,521	11/15/24[3]	150,000	153,244
AmeriCredit Automobile Receivables Trust:			Series 2018-3A, Cl. B, 3.56%, 9/15/223	270,000	272,077
Series 2017-2, Cl. D, 3.42%, 4/18/23	320,000	321,848	Series 2018-3A, Cl. C, 3.79%, 7/15/243	105,000	106,186
Series 2017-4, Cl. D, 3.08%, 12/18/23	205,000	205,225	Element Rail Leasing I LLC, Series
Series 2018-3, Cl. C, 3.74%, 10/18/24	260,000	266,206	2014-1A, Cl. A1, 2.299%, 4/19/443	114,486	114,136
Ameriquest Mortgage Securities, Inc.			Exeter Automobile Receivables Trust:
Asset-Backed Pass-Through Certificates,			Series 2018-1A, Cl. B, 2.75%, 4/15/223	155,000	154,830
Series 2005-R5, Cl. M2, 3.176%			Series 2018-4A, Cl. B, 3.64%,
[US0001M+69], 7/25/35[4]	78,660	78,949	11/15/22[3]	220,000	221,906
Capital Auto Receivables Asset Trust:			Series 2019-1A, Cl. D, 4.13%,
Series 2017-1, Cl. D, 3.15%, 2/20/253	40,000	39,802	12/16/24[3]	190,000	194,342

2 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

		Principal			Principal
		Amount	Value		Amount	Value
Asset-Backed Securities (Continued)				FHLMC/FNMA/FHLB/Sponsored (Continued)
Flagship Credit Auto Trust, Series 2016-				Federal Home Loan Mortgage Corp. Gold Pool: (Continued)
1, Cl. C	, 6.22%, 6/15/223	$380,000	$393,400	6.50%, 7/1/28-4/1/34	$17,769	$19,689
FRS I LLC, Series 2013-1A, Cl. A1,				7.00%, 10/1/31-10/1/37	54,231	60,431
1.80%, 4/15/433		1,120	1,119	9.00%, 8/1/22-5/1/25	884	947
GE Capital Credit Card Master Note				Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Trust, Series 2012-7, Cl. B, 2.21%,				Series 183,Cl. IO, 86.754%, 4/1/276	40,236	8,592
9/15/22		200,000	199,235	Series 192,Cl. IO, 99.999%, 2/1/286	10,853	2,123
GLS Auto Receivables Trust:				Series 243,Cl. 6, 5.885%, 12/15/326	31,989	6,009
Series 2018-1A, Cl. A, 2.82%, 7/15/225		206,541	206,243	Series 304,Cl. C31, 9.481%, 12/15/276	158,014	12,828
Series 2018-3A, Cl. A, 3.35%, 8/15/223		105,424	105,593	Series 304,Cl. C45, 6.833%, 12/15/276	77,771	6,272
GM Financial Automobile Leasing Trust:				Series 304,Cl. C47, 5.553%, 12/15/276	73,075	6,163
Series 2017-3, Cl. C, 2.73%, 9/20/21		120,000	119,419	Federal Home Loan Mortgage Corp.,
Series 2018-2, Cl. C, 3.50%, 4/20/22		145,000	145,729	Mtg.-Linked Amortizing Global Debt
GMF Floorplan Owner Revolving Trust:				Securities, Series 2012-1, Cl. A10,
Series 2018-3, Cl. B, 3.49%, 9/15/223		250,000	252,218	2.06%, 1/15/22	113,034	111,983
Series 2018-3, Cl. C, 3.68%, 9/15/223		210,000	211,906	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates,
Series 2018-4, Cl. B, 3.68%, 9/15/233		210,000	213,668	Interest-Only Stripped Mtg.-Backed Security:
Series 2018-4, Cl. C, 3.88%, 9/15/233		265,000	269,667	Series KC02,Cl. X1, 0.00%, 3/25/246,7	4,864,523	84,886
Navistar Financial Dealer Note Master Owner Trust II:				Series KC03,Cl. X1, 0.00%, 11/25/246,7	2,715,000	68,945
Series 2017-1, Cl. C, 4.036%				Federal Home Loan Mortgage Corp.,
[US0001M+155], 6/27/22[3,4]		60,000	60,074	Principal-Only Stripped Mtg.-Backed
Series 2017-1, Cl. D, 4.786%				Security, Series 176, Cl. PO, 4.198%,
[US0001M+230], 6/27/22[3,4]		75,000	75,038	6/1/26[8]	12,006	11,023
Series 2018-1, Cl. A, 3.116%				Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass
[US0001M+63], 9/25/23[3,4]		115,000	115,213	Pass-Through Certificates:
Series 2018-1, Cl. B, 3.286%				Series 2427,Cl. ZM, 6.50%, 3/15/32	74,548	82,147
[US0001M+80], 9/25/23[3,4]		135,000	135,177	Series 2461,Cl. PZ, 6.50%, 6/15/32	28,986	31,941
Santander Drive Auto Receivables Trust:				Series 2626,Cl. TB, 5.00%, 6/15/33	44,300	46,054
Series 2017-1, Cl. D, 3.17%, 4/17/23		175,000	175,219	Series 2635,Cl. AG, 3.50%, 5/15/32	24,563	24,870
Series 2017-1, Cl. E, 5.05%, 7/15/243		410,000	419,473	Series 3010,Cl. WB, 4.50%, 7/15/20	2,402	2,406
Series 2017-3, Cl. D, 3.20%, 11/15/23		295,000	294,866	Series 3025,Cl. SJ, 15.643% [-3.667 x
Series 2018-1, Cl. D, 3.32%, 3/15/24		110,000	110,384	LIBOR01M+2,475], 8/15/35[4]	10,792	15,677
Series 2018-2, Cl. D, 3.88%, 2/15/24		170,000	172,531	Series 3030,Cl. FL, 2.884%
Series 2018-3, Cl. C, 3.51%, 8/15/23		440,000	442,748	[LIBOR01M+40], 9/15/35[4]	57,498	57,524
Series 2018-4, Cl. C, 3.56%, 7/15/24		300,000	303,102	Series 3822,Cl. JA, 5.00%, 6/15/40	15,795	16,088
Series 2018-5, Cl. C, 3.81%, 12/16/24		225,000	228,506	Series 3848,Cl. WL, 4.00%, 4/15/40	49,654	50,306
Santander Retail Auto Lease Trust,				Series 3857,Cl. GL, 3.00%, 5/15/40	3,443	3,508
Series 2017-A, Cl. C, 2.96%, 11/21/223		195,000	194,653	Series 4221,Cl. HJ, 1.50%, 7/15/23	317,113	311,327
TCF Auto Receivables Owner Trust,				Federal Home Loan Mortgage Corp., Real Estate Mtg. Investment Conduit Multiclass
Series 2015-1A, Cl. D, 3.53%, 3/15/223		190,000	189,988	Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:
United Auto Credit Securitization Trust,				Series 2130,Cl. SC, 56.782%, 3/15/296	29,268	3,877
Series 2018-1, Cl. C, 3.05%, 9/10/213		285,000	285,164	Series 2796,Cl. SD, 46.218%, 7/15/266	52,918	6,112
Veros Automobile Receivables Trust,				Series 2920,Cl. S, 11.792%, 1/15/356	301,526	48,449
Series 2017-1, Cl. A, 2.84%, 4/17/233		34,417	34,365	Series 2922,Cl. SE, 15.113%, 2/15/356	17,427	2,869
Westlake Automobile Receivables Trust:				Series 2981,Cl. AS, 0.668%, 5/15/356	150,730	20,921
Series 2016-1A, Cl. E, 6.52%, 6/15/223		270,000	271,229	Series 3397,Cl. GS, 0.00%, 12/15/376,7	19,615	3,429
Series 2017-2A, Cl. E, 4.63%, 7/15/243		320,000	322,405	Series 3424,Cl. EI, 0.00%, 4/15/386,7	6,860	681
Series 2018-1A, Cl. D, 3.41%, 5/15/233		315,000	315,855	Series 3450,Cl. BI, 7.441%, 5/15/386	53,422	7,829
Series 2018-3A, Cl. B, 3.32%,				Series 3606,Cl. SN, 11.24%, 12/15/396	27,674	3,596
10/16/23[3]		252,000	252,880	Series 4057,Cl. QI, 4.56%, 6/15/276	510,595	38,524
World Financial Network Credit Card Master Trust:				Series 4146,Cl. AI, 10.738%, 12/15/276	201,276	15,647
Series 2018-A, Cl. A, 3.07%, 12/16/24		540,000	543,101	Series 4205,Cl. AI, 8.248%, 5/15/286	124,994	9,238
Series 2018-B, Cl. A, 3.46%, 7/15/25		245,000	249,394	Series 4818,Cl. BI, 0.00%, 3/15/456,7	202,203	33,851
Series 2018-C, Cl. A, 3.55%, 8/15/25		490,000	499,105	Federal Home Loan Mortgage Corp.,
Series 2019-A, Cl. A, 3.14%, 12/15/25		160,000	161,639	STACR Trust, Series 2019-DNA1,
Total Asset-Backed Securities (Cost				Cl. M2, 5.136% [US0001M+265],
$17,586,714)			17,720,728	1/25/49[3,4]	265,000	269,707
				Federal National Mortgage Assn.:
Mortgage-Backed Obligations—29.4%				2.50%, 4/1/349	1,560,000	1,550,991
Government Agency—19.0%				3.00%, 4/1/34-4/1/499	1,505,000	1,516,451
FHLMC/FNMA/FHLB/Sponsored—16.5%				3.50%, 4/1/499	8,240,000	8,354,909
Federal Home Loan Mortgage Corp.,				4.00%, 4/1/499	10,100,000	10,390,375
Series 2018-HQA2, Cl. M1, 3.236%				4.50%, 4/1/499	3,345,000	3,485,774
[US0001M+75], 10/25/48[3,4]		395,000	394,843	5.00%, 4/1/499	2,405,000	2,543,241
Federal Home Loan Mortgage Corp. Gold Pool:				Federal National Mortgage Assn. Pool:
5.00%, 12/1/34		1,832	1,963	5.00%, 3/1/21	217	222
5.50%, 9/1/39		209,310	227,663	5.50%, 9/1/20	589	593
				6.00%, 3/1/37	98,184	108,485

3 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

	STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal			Principal
		Amount	Value		Amount	Value
	FHLMC/FNMA/FHLB/Sponsored (Continued)			FHLMC/FNMA/FHLB/Sponsored (Continued)
	Federal National Mortgage Assn. Pool: (Continued)			Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass
	7.00%, 10/1/35	$3,034	$3,035	Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security: (Continued)
	7.50%, 1/1/33	42,892	49,934	Series 2002-84,Cl. SA, 6.452%,
	8.50%, 7/1/32	1,338	1,353	12/25/32[6]	$67,725	$13,281
	Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:			Series 2002-9,Cl. MS, 14.057%,
	Series 222,Cl. 2, 99.999%, 6/25/236	70,630	7,453	3/25/32[6]	19,346	3,705
	Series 233,Cl. 2, 62.527%, 8/25/236	41,504	4,345	Series 2003-33,Cl. SP, 9.68%, 5/25/336	75,012	14,628
	Series 252,Cl. 2, 99.999%, 11/25/236	58,557	6,993	Series 2003-4,Cl. S, 3.818%, 2/25/336	40,557	8,098
	Series 319,Cl. 2, 22.126%, 2/25/326	18,469	4,079	Series 2003-46,Cl. IH, 0.00%,
	Series 320,Cl. 2, 61.689%, 4/25/326	6,935	1,604	6/25/23[6,7]	102,848	8,246
	Series 321,Cl. 2, 29.124%, 4/25/326	68,276	15,776	Series 2004-54,Cl. DS, 47.892%,
	Series 331,Cl. 9, 14.788%, 2/25/336	79,009	16,070	11/25/30[6]	56,030	8,176
	Series 334,Cl. 17, 33.006%, 2/25/336	43,208	9,159	Series 2004-56,Cl. SE, 5.912%,
	Series 339,Cl. 12, 0.00%, 6/25/336,7	57,349	12,907	10/25/33[6]	14,376	2,688
	Series 339,Cl. 7, 0.00%, 11/25/336,7	164,761	35,983	Series 2005-12,Cl. SC, 19.415%,
	Series 343,Cl. 13, 0.00%, 9/25/336,7	61,283	12,965	3/25/35[6]	8,020	1,206
	Series 345,Cl. 9, 0.00%, 1/25/346,7	56,836	11,963	Series 2005-14,Cl. SE, 11.89%,
	Series 351,Cl. 10, 0.00%, 4/25/346,7	7,459	1,676	3/25/35[6]	27,703	3,600
	Series 351,Cl. 8, 0.00%, 4/25/346,7	26,679	5,989	Series 2005-40,Cl. SA, 21.282%,
	Series 356,Cl. 10, 0.00%, 6/25/356,7	18,154	3,708	5/25/35[6]	149,655	23,962
	Series 356,Cl. 12, 0.00%, 2/25/356,7	9,766	2,017	Series 2005-52,Cl. JH, 22.417%,
	Series 362,Cl. 13, 0.00%, 8/25/356,7	69,492	15,537	5/25/35[6]	385,703	57,948
	Series 364,Cl. 16, 0.00%, 9/25/356,7	50,259	10,240	Series 2005-93,Cl. SI, 0.00%,
	Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass			10/25/35[6,7]	33,732	5,072
	Pass-Through Certificates:			Series 2007-88,Cl. XI, 0.00%,
	Series 1998-61,Cl. PL, 6.00%,			6/25/37[6,7]	73,504	11,920
	11/25/28	29,636	32,406	Series 2008-55,Cl. SA, 0.00%,
	Series 2003-130,Cl. CS, 9.129% [-2 x			7/25/38[6,7]	28,335	3,426
	LIBOR01M+1,410], 12/25/33[4]	1,203	1,236	Series 2009-8,Cl. BS, 0.00%, 2/25/246,7	228	12
	Series 2005-104,Cl. MC, 5.50%,			Series 2011-96,Cl. SA, 5.205%,
	12/25/25	101,289	105,225	10/25/41[6]	94,369	15,050
	Series 2005-31,Cl. PB, 5.50%, 4/25/35	250,000	275,538	Series 2012-121,Cl. IB, 8.077%,
	Series 2005-73,Cl. DF, 2.736%			11/25/27[6]	217,209	17,627
	[LIBOR01M+25], 8/25/35[4]	44,811	44,761	Series 2012-134,Cl. SA, 0.00%,
	Series 2006-11,Cl. PS, 15.453%			12/25/42[6,7]	364,528	68,907
[	-3.667 x LIBOR01M+2,456.67],			Series 2012-40,Cl. PI, 22.186%,
	3/25/36[4]	44,499	65,696	4/25/41[6]	186,324	23,163
	Series 2006-46,Cl. SW, 15.086%			Series 2015-57,Cl. LI, 5.983%,
[	-3.667 x LIBOR01M+2,419.92],			8/25/35[6]	453,191	65,930
	6/25/36[4]	30,369	43,401	Series 2016-45,Cl. MI, 8.547%,
	Series 2006-50,Cl. KS, 15.087%			7/25/46[6]	133,307	29,916
[	-3.667 x LIBOR01M+2,420], 6/25/364	5,813	8,403	Series 2017-66,Cl. AS, 0.00%,
	Series 2008-75,Cl. DB, 4.50%, 9/25/23	2	2	9/25/47[6,7]	1,124,466	164,632
	Series 2009-113,Cl. DB, 3.00%,			Series 2018-16,Cl. NI, 0.156%,
	12/25/20	3,302	3,288	12/25/44[6]	103,116	15,691
	Series 2009-36,Cl. FA, 3.426%			Series 2018-69,Cl. CI, 0.00%,
	[LIBOR01M+94], 6/25/37[4]	21,543	22,083	10/25/46[6,7]	227,701	23,079
	Series 2009-70,Cl. TL, 4.00%, 8/25/19	138	138	Federal National Mortgage Assn.,
	Series 2010-43,Cl. KG, 3.00%, 1/25/21	4,183	4,178	Real Estate Mtg. Investment Conduit
	Series 2011-15,Cl. DA, 4.00%, 3/25/41	11,924	12,169	Multiclass Pass-Through Certificates,
				Principal-Only Stripped Mtg.-Backed
	Series 2011-3,Cl. EL, 3.00%, 5/25/20	2,666	2,657	Security, Series 1993-184, Cl. M,
	Series 2011-3,Cl. KA, 5.00%, 4/25/40	81,669	85,495	5.343%, 9/25/238	25,656	24,200
	Series 2011-38,Cl. AH, 2.75%, 5/25/20	1	1			31,708,731
	Series 2011-82,Cl. AD, 4.00%, 8/25/26	19,331	19,339
	Federal National Mortgage Assn., Real Estate Mtg. Investment Conduit Multiclass			GNMA/Guaranteed—2.5%
	Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security:			Government National Mortgage Assn. I Pool:
	Series 2001-65,Cl. S, 11.688%,			7.00%, 1/15/24	7,631	7,640
	11/25/31[6]	71,921	13,592	7.50%, 1/15/23-6/15/24	12,631	12,844
	Series 2001-81,Cl. S, 14.725%,			8.00%, 4/15/23	5,017	5,204
	1/25/32[6]	18,261	3,200	Government National Mortgage Assn. II
	Series 2002-47,Cl. NS, 10.534%,			Pool, 3.50%, 4/1/499	4,465,000	4,563,718
	4/25/32[6]	51,863	9,566	Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
	Series 2002-51,Cl. S, 10.827%,			Series 2002-15,Cl. SM, 76.93%,
	8/25/32[6]	47,623	8,784	2/16/32[6]	75,976	512
	Series 2002-52,Cl. SD, 39.348%,			Series 2002-76,Cl. SY, 0.00%,
	9/25/32[6]	74,489	14,369	12/16/26[6,7]	129,930	319
	Series 2002-77,Cl. SH, 24.055%,			Series 2007-17,Cl. AI, 37.07%,
	12/18/32[6]	25,810	4,276	4/16/37[6]	248,084	36,326

4 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

	Principal			Principal
	Amount	Value		Amount	Value
GNMA/Guaranteed (Continued)			Commercial (Continued)
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:			FREMF Mortgage Trust:
(Continued)			Series 2010-K6,Cl. B, 5.375%,
Series 2011-52,Cl. HS, 17.90%,			12/25/46[3,10]	$60,000	$60,970
4/16/41[6]	$120,123	$17,582	Series 2012-K710,Cl. B, 3.933%,
Series 2017-136,Cl. LI, 6.988%,			6/25/47[3,10]	40,000	39,931
9/16/47[6]	408,123	79,330	Series 2012-K711,Cl. B, 3.519%,
Series 2017-149,Cl. GS, 0.00%,			8/25/45[3,10]	15,000	14,990
10/16/47[6,7]	427,825	65,660	Series 2012-K711,Cl. C, 3.519%,
		4,789,135	8/25/45[3,10]	135,000	134,834
Non-Agency—10.4%			Series 2013-K25,Cl. C, 3.623%,
Commercial—5.3%			11/25/45[3,10]	60,000	60,386
BANK, Interest-Only Stripped Mtg.-			Series 2013-K26,Cl. C, 3.598%,
Backed Security, Series 2019-BN16, Cl.			12/25/45[3,10]	40,000	40,237
XA, 10.805%, 2/15/526	1,579,139	116,949	Series 2013-K27,Cl. C, 3.496%,
BCAP LLC Trust, Series 2011-R11,			1/25/46[3,10]	110,000	110,310
Cl. 18A5, 4.69% [H15T1Y+210],			Series 2013-K28,Cl. C, 3.49%,
9/26/35[3,4]	14,659	14,722	6/25/46[3,10]	450,000	451,416
Benchmark Mortgage Trust, Interest-			Series 2013-K712,Cl. C, 3.359%,
Only Commercial Mtg. Pass-Through			5/25/45[3,10]	75,000	74,937
Certificates, Series 2018-B1, Cl. XA,			Series 2013-K713,Cl. C, 3.155%,
10.646%, 1/15/516	2,191,893	80,409	4/25/46[3,10]	275,000	274,477
CD Mortgage Trust, Interest-Only			Series 2014-K715,Cl. C, 4.122%,
Commercial Mtg. Pass-Through			2/25/46[3,10]	180,000	182,243
Certificates, Series 2017-CD6, Cl. XA,			GS Mortgage Securities Trust:
12.622%, 11/13/506	879,687	50,435	Series 2012-GC6,Cl. A3, 3.482%,
Chase Mortgage Finance Trust, Series			1/10/45	54,793	55,605
2005-A2, Cl. 1A3, 4.349%, 1/25/3610	99,439	97,248	Series 2013-GC12,Cl. AAB, 2.678%,
Citigroup Commercial Mortgage Trust:			6/10/46	28,939	28,807
Series 2012-GC8,Cl. AAB, 2.608%,			Series 2013-GC16,Cl. AS, 4.649%,
9/10/45	87,128	86,850	11/10/46	65,000	69,395
Series 2014-GC21,Cl. AAB, 3.477%,			Series 2014-GC18,Cl. AAB, 3.648%,
5/10/47	105,000	106,903	1/10/47	86,950	88,482
Citigroup Commercial Mortgage Trust, Interest-Only Commercial Mtg. Pass-Through			GSMSC Pass-Through Trust, Series
Certificates:			2009-3R, Cl. 1A2, 6.00%, 4/25/373,10	195,567	187,334
Series 2013-GC17,Cl. XA, 0.00%,			JP Morgan Chase Commercial Mortgage Securities Trust:
11/10/46[6,7]	423,224	17,283	Series 2012-LC9,Cl. A4, 2.611%,
Series 2017-C4,Cl. XA, 11.938%,			12/15/47	11,934	11,923
10/12/50[6]	2,351,445	161,430	Series 2013-C10,Cl. AS, 3.372%,
COMM Mortgage Trust:			12/15/47	325,000	328,228
Series 2013-CR6,Cl. AM, 3.147%,			Series 2013-C16,Cl. AS, 4.517%,
3/10/46[3]	255,000	255,662	12/15/46	330,000	349,199
Series 2014-CR17,Cl. ASB, 3.598%,			Series 2013-LC11,Cl. AS, 3.216%,
5/10/47	255,000	260,245	4/15/46	78,000	78,246
Series 2014-CR20,Cl. ASB, 3.305%,			Series 2014-C20,Cl. AS, 4.043%,
11/10/47	70,000	71,107	7/15/47	245,000	254,380
Series 2014-CR21,Cl. AM, 3.987%,			Series 2016-JP3,Cl. A2, 2.435%,
12/10/47	865,000	890,574	8/15/49	203,137	201,302
Series 2014-LC15,Cl. AM, 4.198%,			JP Morgan Mortgage Trust, Series
4/10/47	140,000	145,840	2007-A1, Cl. 5A1, 4.687%, 7/25/3510	73,876	76,144
Series 2014-UBS6,Cl. AM, 4.048%,			JP Morgan Resecuritization Trust, Series
12/10/47	495,000	505,967	2009-5, Cl. 1A2, 4.542%, 7/26/363,10	100,007	100,130
Series 2015-CR22,Cl. A2, 2.856%,			JPMBB Commercial Mortgage Securities Trust:
3/10/48	124,344	124,249	Series 2014-C18,Cl. A3, 3.578%,
COMM Mortgage Trust, Interest-			2/15/47	66,037	66,660
Only Stripped Mtg.-Backed Security,			Series 2014-C19,Cl. ASB, 3.584%,
Series 2012-CR5, Cl. XA, 21.379%,			4/15/47	42,769	43,564
12/10/45[6]	319,349	15,085	Series 2014-C24,Cl. B, 4.116%,
CSMC Mortgage-Backed Trust, Series			11/15/47[10]	270,000	276,412
2006-6, Cl. 1A4, 6.00%, 7/25/36	121,028	99,144	Series 2014-C25,Cl. AS, 4.065%,
Federal Home Loan Mortgage Corp.,			11/15/47	105,000	108,919
Series 2019-HQA1, Cl. M2, 4.836%			JPMBB Commercial Mortgage
[US0001M+235], 2/25/49[3,4]	130,000	131,050	Securities Trust., Interest-Only Stripped
First Horizon Alternative Mortgage			Mtg.-Backed Security, Series 2015-C27,
Securities Trust, Series 2005-FA8,			Cl. XA, 24.311%, 2/15/486	2,923,952	136,218
Cl. 1A6, 3.136% [US0001M+65],			MASTR Adjustable Rate Mortgages
11/25/35[4]	73,380	52,611	Trust, Series 2004-13, Cl. 2A2,
			4.727%, 4/21/3410	23,861	24,543

5 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

		Principal				Principal
		Amount	Value			Amount	Value
Commercial (Continued)				Residential (Continued)
Morgan Stanley Bank of America Merrill Lynch Trust:				Bear Stearns ARM Trust: (Continued)
Series 2013-C7,Cl. AAB, 2.469%,				Series 2006-1,Cl. A1, 4.91%
2/15/46		$85,860	$85,410	[H15T1Y+225], 2/25/364		$115,457	$116,748
Series 2013-C9,Cl. AS, 3.456%,				CHL Mortgage Pass-Through Trust:
5/15/46		240,000	243,464	Series 2005-26,Cl. 1A8, 5.50%,
Series 2014-C19,Cl. AS, 3.832%,				11/25/35		55,307	49,923
12/15/47		720,000	738,411	Series 2006-6,Cl. A3, 6.00%, 4/25/36		34,229	27,957
Morgan Stanley Capital I Trust:				Citigroup Mortgage Loan Trust, Inc.,
Series 2011-C1,Cl. A4, 5.033%,				Series 2006-AR1, Cl. 1A1, 4.97%
9/15/47[3,10]		45,116	46,259	[H15T1Y+240], 10/25/354		296,170	300,599
Series 2011-C2,Cl. A4, 4.661%,				Connecticut Avenue Securities:
6/15/44[3]		70,000	72,121	Series 2014-C02,Cl. 1M2, 5.086%
Morgan Stanley Capital I, Inc., Interest-				[US0001M+260], 5/25/24[4]		115,000	120,661
Only Commercial Mtg. Pass-Through				Series 2014-C03,Cl. 1M2, 5.486%
Certificates, Series 2017-HR2, Cl. XA,				[US0001M+300], 7/25/24[4]		306,719	325,871
10.363%, 12/15/506		769,866	42,814	Series 2014-C03,Cl. 2M2, 5.386%
Morgan Stanley Re-Remic Trust, Series				[US0001M+290], 7/25/24[4]		34,037	35,665
2012-R3, Cl. 1B, 3.644%, 11/26/363,10		243,429	226,654	Series 2016-C02,Cl. 1M2, 8.486%
Morgan Stanley Resecuritization Trust,				[US0001M+600], 9/25/28[4]		128,967	147,067
Series 2013-R9, Cl. 3A, 3.912%,				Series 2016-C03,Cl. 1M1, 4.486%
6/26/46[3,10]		83,721	83,880	[US0001M+200], 10/25/28[4]		48,419	48,799
RBSSP Resecuritization Trust, Series				Series 2017-C07,Cl. 1M2, 4.886%
2010-1, Cl. 2A1, 4.433%, 7/26/453,10		13,144	13,507	[US0001M+240], 5/25/30[4]		225,000	230,019
Structured Adjustable Rate Mortgage				Series 2018-C01,Cl. 1M1, 3.086%
Loan Trust, Series 2004-10, Cl. 2A,				[US0001M+60], 7/25/30[4]		390,941	390,196
4.493%, 8/25/3410		130,978	131,665	Series 2018-C02,Cl. 2M2, 4.686%
UBS Commercial Mortgage Trust,				[US0001M+220], 8/25/30[4]		225,000	224,631
Interest-Only Commercial Mtg. Pass-				Series 2018-C03,Cl. 1M1, 3.166%
Through Certificates, Series 2017-C5,				[US0001M+68], 10/25/30[4]		253,805	253,786
Cl. XA, 12.272%, 11/15/506		1,516,445	93,415	Series 2018-C03,Cl. 1M2, 4.636%
Wells Fargo Commercial Mortgage				[US0001M+215], 10/25/30[4]		260,000	259,990
Trust, Series 2015-NXS1, Cl. ASB,				Series 2018-C04,Cl. 2M2, 5.036%
2.934%, 5/15/48		355,000	355,639	[US0001M+255], 12/25/30[4]		250,000	251,936
Wells Fargo Commercial Mortgage				Series 2018-C05,Cl. 1M1, 3.206%
Trust, Interest-Only Commercial Mtg.				[US0001M+72], 1/25/31[4]		103,036	103,048
Pass-Through Certificates, Series 2017-				Series 2018-C05,Cl. 1M2, 4.836%
C42, Cl. XA	, 10.338%, 12/15/506	1,074,442	68,187	[US0001M+235], 1/25/31[4]		110,000	110,614
Wells Fargo Mortgage Backed				Series 2018-C06,Cl. 2M1, 3.036%
Securities Trust, Series 2019-1, Cl. A7,				[US0001M+55], 3/25/31[4]		43,664	43,613
4.00%, 11/25/483,10		150,536	153,249	Series 2018-C06,Cl. 2M2, 4.586%
WF-RBS Commercial Mortgage Trust:				[US0001M+210], 3/25/31[4]		305,000	301,531
Series 2013-C14,Cl. AS, 3.488%,				Connecticut Avenue Securities Trust:
6/15/46		155,000	156,578	Series 2019-R01,Cl. 2M2, 4.936%
Series 2014-C20,Cl. AS, 4.176%,				[US0001M+245], 7/25/31[3,4]		265,000	265,776
5/15/47		150,000	155,640	Series 2019-R02,Cl. 1M1, 3.336%
Series 2014-C22,Cl. A3, 3.528%,				[US0001M+85], 8/25/31[3,4]		310,000	310,804
9/15/57		45,000	45,711	GSR Mortgage Loan Trust, Series 2005-
Series 2014-LC14,Cl. AS, 4.351%,				AR4, Cl	. 6A1, 4.329%, 7/25/3510	15,897	16,059
3/15/47[10]		165,000	173,214	HomeBanc Mortgage Trust,
WF-RBS Commercial Mortgage Trust,				Series 2005-3, Cl. A2, 2.796%
Interest-Only Commercial Mtg. Pass-				[US0001M+31], 7/25/35[4]		17,581	17,511
Through Certificates, Series 2011-C3,				RALI Trust, Series 2006-QS13, Cl. 1A8,
Cl. XA, 27.206%, 3/15/443,6		2,032,443	43,950	6.00%, 9/25/36		7,552	6,715
			10,143,753	STACR Trust:
Residential—5.1%				Series 2018-DNA2,Cl. M1, 3.286%
Alternative Loan Trust, Series 2005-				[US0001M+80], 12/25/30[3,4]		445,000	445,061
29CB, Cl. A4, 5.00%, 7/25/35		182,890	157,039	Series 2018-DNA3,Cl. M1, 3.236%
Banc of America Funding Trust:				[US0001M+75], 9/25/48[3,4]		75,000	74,954
Series 2007-1,Cl. 1A3, 6.00%, 1/25/37		40,544	37,755	Series 2018-DNA3,Cl. M2, 4.586%
Series 2007-C,Cl. 1A4, 4.622%,				[US0001M+210], 9/25/48[3,4]		275,000	271,754
5/20/36[10]		14,433	14,328	Series 2018-HRP2,Cl. M2, 3.736%
Series 2014-R7,Cl. 3A1, 4.954%,				[US0001M+125], 2/25/47[3,4]		215,000	216,003
3/26/36[3,10]		40,773	40,879	Structured Agency Credit Risk Debt Nts.:
Banc of America Mortgage Trust, Series				Series 2013-DN2,Cl. M2, 6.736%
2004-E, Cl. 2A6, 4.39%, 6/25/3410		44,173	44,235	[US0001M+425], 11/25/23[4]		207,513	226,802
Bear Stearns ARM Trust:				Series 2014-DN1,Cl. M2, 4.686%
Series 2005-9,Cl. A1, 4.73%				[US0001M+220], 2/25/24[4]		38,277	38,944
[H15T1Y+230], 10/25/354		311,900	316,564

6 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

		Principal			Principal
		Amount	Value		Amount	Value
	Residential (Continued)			Automobiles (Continued)
	Structured Agency Credit Risk Debt Nts.: (Continued)			Harley-Davidson Financial Services, Inc.,
	Series 2014-DN1,Cl. M3, 6.986%			2.40% Sr. Unsec. Nts., 6/15/20[3]	$337,000	$333,232
	[US0001M+450], 2/25/24[4]	$160,000	$178,455	Hyundai Capital America:
	Series 2014-DN2,Cl. M3, 6.086%			1.75% Sr. Unsec. Nts., 9/27/19[3]	260,000	258,714
	[US0001M+360], 4/25/24[4]	185,000	199,938	4.125% Sr. Unsec. Nts., 6/8/23[3]	336,000	342,645
	Series 2014-HQ2,Cl. M3, 6.236%			Nissan Motor Acceptance Corp., 3.65%
	[US0001M+375], 9/25/24[4]	335,000	371,001	Sr. Unsec. Nts., 9/21/21[3]	326,000	327,908
	Series 2015-HQA2,Cl. M2, 5.286%			Volkswagen Group of America Finance
	[US0001M+280], 5/25/28[4]	3,795	3,871	LLC, 4.00% Sr. Unsec. Nts., 11/12/21[3]	311,000	317,481
	Series 2016-DNA1,Cl. M2, 5.39%					2,523,468
	[US0001M+290], 7/25/28[4]	29,134	29,649	Diversified Consumer Services—0.2%
	Series 2016-DNA4,Cl. M3, 6.286%
	[US0001M+380], 3/25/29[4]	355,000	390,599	Service Corp. International, 4.625% Sr.
	Series 2016-HQA3,Cl. M3, 6.336%			Unsec. Nts., 12/15/27	322,000	321,195
	[US0001M+385], 3/25/29[4]	120,000	132,564	Entertainment—0.2%
	Series 2016-HQA4,Cl. M3, 6.386%			Fox Corp., 3.666% Sr. Unsec. Nts.,
	[US0001M+390], 4/25/29[4]	350,000	386,886	1/25/22[3]	245,000	250,009
	Series 2017-HQA1,Cl. M1, 3.686%			Viacom, Inc., 4.375% Sr. Unsec. Nts.,
	[US0001M+120], 8/25/29[4]	383,470	384,551	3/15/43	105,000	94,410
	Series 2018-DNA1,Cl. M1, 2.936%			Walt Disney Co. (The), 4.75% Sr. Unsec.
	[US0001M+45], 7/25/30[4]	586,448	583,998	Nts., 11/15/46[3]	92,000	107,226
	Series 2018-DNA1,Cl. M2, 4.286%					451,645
	[US0001M+180], 7/25/30[4]	460,000	449,759	Hotels, Restaurants & Leisure—0.4%
	WaMu Mortgage Pass-Through Certificates Trust:			Aramark Services, Inc., 5.00% Sr.
	Series 2003-AR10,Cl. A7, 4.481%,			Unsec. Nts., 4/1/25[3]	299,000	306,924
	10/25/33[10]	67,200	68,402	Marriott International, Inc., 3.245%
	Series 2005-AR14,Cl. 1A4, 4.193%,			[US0003M+65] Sr. Unsec. Nts., 3/8/21[4]	204,000	204,568
	12/25/35[10]	68,269	67,734	Royal Caribbean Cruises Ltd., 2.65% Sr.
	Series 2005-AR16,Cl. 1A1, 4.256%,			Unsec. Nts., 11/28/20	305,000	304,794
	12/25/35[10]	66,122	66,060			816,286
	Wells Fargo Mortgage-Backed Securities Trust:
	Series 2005-AR1,Cl. 1A1, 5.083%,			Household Durables—0.8%
	2/25/35[10]	10,939	11,290	DR Horton, Inc., 2.55% Sr. Unsec. Nts.,
	Series 2005-AR15,Cl. 1A2, 4.667%,			12/1/20	334,000	331,980
	9/25/35[10]	77,944	76,371	Lennar Corp., 4.75% Sr. Unsec. Nts.,
	Series 2005-AR15,Cl. 1A6, 4.667%,			5/30/25	343,000	352,004
	9/25/35[10]	149,375	145,093	Newell Brands, Inc.:
	Series 2005-AR4,Cl. 2A2, 5.086%,			5.00% Sr. Unsec. Nts., 11/15/23	194,000	194,714
	4/25/35[10]	130,664	132,295	5.50% Sr. Unsec. Nts., 4/1/46	106,000	95,907
	Series 2006-AR10,Cl. 1A1, 4.704%,			PulteGroup, Inc., 5.00% Sr. Unsec. Nts.,
	7/25/36[10]	31,392	31,612	1/15/27	237,000	237,296
	Series 2006-AR10,Cl. 5A5, 4.542%,			Toll Brothers Finance Corp.:
	7/25/36[10]	113,154	113,720	4.375% Sr. Unsec. Nts., 4/15/23	298,000	299,862
	Series 2006-AR2,Cl. 2A3, 4.954%,			4.875% Sr. Unsec. Nts., 3/15/27	45,000	44,424
	3/25/36[10]	13,505	13,748			1,556,187
	Series 2006-AR7,Cl. 2A4, 4.42%,			Internet & Catalog Retail—0.3%
	5/25/36[10]	86,951	89,454	Amazon.com, Inc., 4.95% Sr. Unsec.
	Series 2007-16,Cl. 1A1, 6.00%,			Nts., 12/5/44	107,000	128,270
	12/28/37	21,694	21,579	QVC, Inc., 4.45% Sr. Sec. Nts., 2/15/25	505,000	504,936
			9,792,466			633,206
	Total Mortgage-Backed Obligations (Cost
	$56,356,902)		56,434,085	Media—1.1%
				CBS Corp., 4.20% Sr. Unsec. Nts.,
				6/1/29	159,000	160,408
	U.S. Government Obligation—0.3%			Charter Communications Operating
	United States Treasury Nts., 1.50%, 5/31/1911			LLC/Charter Communications Operating
	(Cost $552,122)	552,000	551,128	Capital, 5.375% Sr. Sec. Nts., 5/1/47	68,000	67,854
				Comcast Corp.:
Non	-Convertible Corporate Bonds and Notes—32.1%			3.95% Sr. Unsec. Nts., 10/15/25	220,000	230,385
	Consumer Discretionary—5.4%			4.00% Sr. Unsec. Nts., 3/1/48	86,000	84,592
	Automobiles—1.3%			Interpublic Group of Cos., Inc. (The):
	Daimler Finance North America LLC,			3.75% Sr. Unsec. Nts., 10/1/21	265,000	269,780
	3.75% Sr. Unsec. Nts., 11/5/21[3]	279,000	284,025	4.20% Sr. Unsec. Nts., 4/15/24	330,000	339,806
	General Motors Co., 6.25% Sr. Unsec.			Sky Ltd., 3.75% Sr. Unsec. Nts.,
	Nts., 10/2/43	82,000	82,180	9/16/24[3]	161,000	166,936
	General Motors Financial Co., Inc.:			Time Warner Cable LLC, 4.50% Sr.
	4.15% Sr. Unsec. Nts., 6/19/23	310,000	313,223	Unsec. Unsub. Nts., 9/15/42	111,000	97,577
	4.20% Sr. Unsec. Nts., 11/6/21	259,000	264,060	Virgin Media Secured Finance plc,
				5.25% Sr. Sec. Nts., 1/15/26[3]	318,000	321,180

7 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal			Principal
	Amount	Value		Amount	Value
Media (Continued)			Tobacco—0.7%
WPP Finance 2010, 3.75% Sr. Unsec.			Altria Group, Inc., 3.49% Sr. Unsec.
Nts., 9/19/24	$322,000	$317,931	Nts., 2/14/22	$206,000	$209,411
		2,056,449	BAT Capital Corp.:
Specialty Retail—0.8%			2.297% Sr. Unsec. Nts., 8/14/20	351,000	347,629
AutoNation, Inc., 5.50% Sr. Unsec.			3.557% Sr. Unsec. Nts., 8/15/27	177,000	167,904
Nts., 2/1/20	306,000	312,141	Imperial Brands Finance plc, 3.75% Sr.
AutoZone, Inc., 1.625% Sr. Unsec. Nts.,			Unsec. Nts., 7/21/22[3]	328,000	332,611
4/21/19	68,000	67,936	Imperial Tobacco Finance plc, 2.95% Sr.
L Brands, Inc., 5.625% Sr. Unsec. Nts.,			Unsec. Nts., 7/21/20[3]	230,000	229,366
2/15/22	295,000	307,538			1,286,921
Penske Truck Leasing Co. LP/PTL			Energy—2.4%
Finance Corp., 3.65% Sr. Unsec. Nts.,			Energy Equipment & Services—0.1%
7/29/21[3]	110,000	111,547	Halliburton Co., 5.00% Sr. Unsec. Nts.,
Ross Stores, Inc., 3.375% Sr. Unsec.			11/15/45	75,000	80,035
Nts., 9/15/24	344,000	350,485	Schlumberger Holdings Corp., 4.00%
Signet UK Finance plc, 4.70% Sr.			Sr. Unsec. Nts., 12/21/25[3]	196,000	202,387
Unsec. Nts., 6/15/24	356,000	304,380			282,422
		1,454,027	Oil, Gas & Consumable Fuels—2.3%
Textiles, Apparel & Luxury Goods—0.3%			Anadarko Petroleum Corp., 4.50% Sr.
Hanesbrands, Inc., 4.875% Sr. Unsec.			Unsec. Nts., 7/15/44	72,000	68,082
Nts., 5/15/26[3]	320,000	317,312	Andeavor Logistics LP/Tesoro Logistics
Levi Strauss & Co., 5.00% Sr. Unsec.			Finance Corp., 4.25% Sr. Unsec. Nts.,
Nts., 5/1/25	302,000	312,570	12/1/27	192,000	193,767
		629,882	Apache Corp., 4.375% Sr. Unsec. Nts.,
Consumer Staples—3.3%			10/15/28	251,000	253,337
Beverages—0.7%			Cimarex Energy Co., 4.375% Sr. Unsec.
Anheuser-Busch InBev Worldwide, Inc.,			Nts., 3/15/29	158,000	163,032
8.20% Sr. Unsec. Unsub. Nts., 1/15/39	197,000	274,616	Columbia Pipeline Group, Inc., 3.30%
Bacardi Ltd., 4.70% Sr. Unsec. Nts.,			Sr. Unsec. Nts., 6/1/20	324,000	325,442
5/15/28[3]	171,000	171,409	Devon Energy Corp., 4.75% Sr. Unsec.
Keurig Dr Pepper, Inc., 4.057% Sr.			Nts., 5/15/42	63,000	63,724
Unsec. Nts., 5/25/23[3]	305,000	314,024	Energy Transfer Operating LP:
Molson Coors Brewing Co., 2.10% Sr.			4.25% Sr. Unsec. Nts., 3/15/23	260,000	267,270
Unsec. Nts., 7/15/21	324,000	317,961	5.30% Sr. Unsec. Nts., 4/15/47	100,000	98,720
Pernod Ricard SA, 4.25% Sr. Unsec.			Enterprise Products Operating LLC:
Nts., 7/15/22[3]	299,000	310,549	4.85% Sr. Unsec. Nts., 8/15/42	80,000	84,216
		1,388,559	4.90% Sr. Unsec. Nts., 5/15/46	32,000	34,431
			EQT Corp., 2.50% Sr. Unsec. Nts.,
Food & Staples Retailing—0.0%			10/1/20	353,000	348,487
Kroger Co. (The), 4.45% Sr. Unsec. Nts.,			Kinder Morgan Energy Partners LP,
2/1/47	93,000	84,767	5.80% Sr. Unsec. Nts., 3/1/21	132,000	138,989
Food Products—1.9%			Kinder Morgan, Inc., 5.20% Sr. Unsec.
Bunge Ltd. Finance Corp.:			Nts., 3/1/48	217,000	229,210
3.25% Sr. Unsec. Nts., 8/15/26	232,000	208,676	Marathon Petroleum Corp., 3.80% Sr.
3.50% Sr. Unsec. Nts., 11/24/20	311,000	312,661	Unsec. Nts., 4/1/28[5]	134,000	132,922
Campbell Soup Co., 3.30% Sr. Unsec.			Midwest Connector Capital Co. LLC,
Nts., 3/15/21	338,000	340,292	3.625% Sr. Unsec. Nts., 4/1/22[3]	310,000	314,686
Conagra Brands, Inc.:			ONEOK, Inc., 4.35% Sr. Unsec. Nts.,
3.80% Sr. Unsec. Nts., 10/22/21	252,000	256,793	3/15/29	156,000	159,100
4.60% Sr. Unsec. Nts., 11/1/25	317,000	333,858	Pioneer Natural Resources Co., 3.45%
Kraft Heinz Foods Co.:			Sr. Unsec. Nts., 1/15/21	347,000	350,769
2.80% Sr. Unsec. Nts., 7/2/20	332,000	331,567	Sabine Pass Liquefaction LLC:
4.375% Sr. Unsec. Nts., 6/1/46	204,000	177,561	4.20% Sr. Sec. Nts., 3/15/28	180,000	181,791
Lamb Weston Holdings, Inc., 4.875%			5.625% Sr. Sec. Nts., 2/1/21	260,000	270,232
Sr. Unsec. Nts., 11/1/26[3]	306,000	311,738	Sunoco Logistics Partners Operations
Mondelez International Holdings			LP, 4.00% Sr. Unsec. Nts., 10/1/27	207,000	205,662
Netherlands BV, 2.00% Sr. Unsec. Nts.,			Valero Energy Corp., 4.00% Sr. Unsec.
10/28/21[3]	339,000	330,648	Nts., 4/1/29	154,000	155,591
Smithfield Foods, Inc.:			Williams Cos., Inc. (The), 3.70% Sr.
2.70% Sr. Unsec. Nts., 1/31/20[3]	148,000	146,993	Unsec. Unsub. Nts., 1/15/23	334,000	340,340
3.35% Sr. Unsec. Nts., 2/1/22[3]	183,000	179,192			4,379,800
5.20% Sr. Unsec. Nts., 4/1/29[3]	252,000	253,710	Financials—8.8%
Tyson Foods, Inc.:			Capital Markets—1.7%
3.90% Sr. Unsec. Nts., 9/28/23	271,000	279,468	Blackstone Holdings Finance Co. LLC,
5.10% Sr. Unsec. Nts., 9/28/48	88,000	89,870	3.15% Sr. Unsec. Nts., 10/2/27[3]	117,000	113,849
		3,553,027	Brookfield Asset Management, Inc.,
			4.00% Sr. Unsec. Nts., 1/15/25	269,000	271,932

8 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

	Principal			Principal
	Amount	Value		Amount	Value
Capital Markets (Continued)			Commercial Banks (Continued)
Credit Suisse AG (New York), 3.625%			Fortis, Inc., 3.055% Sr. Unsec. Nts.,
Sr. Unsec. Nts., 9/9/24	$197,000	$200,735	10/4/26	$198,000	$189,725
Credit Suisse Group Funding Guernsey			HSBC Holdings plc:
Ltd., 4.55% Sr. Unsec. Nts., 4/17/26	154,000	161,115	3.95% [US0003M+98.72] Sr. Unsec.
E*TRADE Financial Corp., 5.875%			Nts., 5/18/24[4]	109,000	111,282
[US0003M+443.5] Jr. Sub. Perpetual			4.041% [US0003M+154.6] Sr. Unsec.
Bonds[4,12]	307,000	311,221	Nts., 3/13/28[4]	135,000	136,261
Goldman Sachs Group, Inc. (The):			4.583% [US0003M+153.46] Sr. Unsec.
3.50% Sr. Unsec. Nts., 11/16/26	166,000	164,076	Nts., 6/19/29[4]	183,000	192,737
3.75% Sr. Unsec. Nts., 2/25/26	163,000	163,874	Huntington Bancshares, Inc., 4.00% Sr.
4.017% [US0003M+137.3] Sr. Unsec.			Unsec. Nts., 5/15/25	334,000	347,882
Nts., 10/31/38[4]	144,000	138,331	JPMorgan Chase & Co.:
Morgan Stanley:			3.54% [US0003M+138] Sr. Unsec.
4.431% [US0003M+162.8] Sr. Unsec.			Nts., 5/1/28[4]	252,000	252,611
Nts., 1/23/30[4]	235,000	248,249	3.782% [US0003M+133.7] Sr. Unsec.
5.00% Sub. Nts., 11/24/25	257,000	275,897	Nts., 2/1/28[4]	332,000	338,778
MSCI, Inc., 4.75% Sr. Unsec. Nts.,			3.797% [US0003M+89] Sr. Unsec.
8/1/26[3]	307,000	316,210	Nts., 7/23/24[4]	335,000	344,298
Northern Trust Corp., 3.375%			KeyCorp, 4.15% Sr. Unsec. Nts.,
[US0003M+113.1] Sub. Nts., 5/8/32[4]	115,000	112,853	10/29/25	106,000	111,764
Plains All American Pipeline LP/PAA			Lloyds Banking Group plc, 6.657%
Finance Corp., 4.50% Sr. Unsec. Nts.,			[US0003M+127] Jr. Sub. Perpetual
12/15/26	191,000	196,011	Bonds[3,4,12]	300,000	307,500
Raymond James Financial, Inc., 3.625%			Nordea Bank Abp, 4.625%
Sr. Unsec. Nts., 9/15/26	153,000	151,690	[USSW5+169] Sub. Nts., 9/13/33[3,4]	118,000	119,334
TD Ameritrade Holding Corp., 3.30%			PNC Financial Services Group, Inc.
Sr. Unsec. Nts., 4/1/27	188,000	189,075	(The), 3.15% Sr. Unsec. Nts., 5/19/27	253,000	253,868
UBS Group Funding Switzerland AG:			Regions Financial Corp., 2.75% Sr.
4.125% Sr. Unsec. Nts., 4/15/26[3]	160,000	165,731	Unsec. Nts., 8/14/22	175,000	173,797
4.253% Sr. Unsec. Nts., 3/23/28[3]	147,000	153,128	Royal Bank of Canada, 3.70% Sr.
		3,333,977	Unsec. Nts., 10/5/23	290,000	299,930
			Societe Generale SA, 3.875% Sr. Unsec.
Commercial Banks—4.6%			Nts., 3/28/24[3]	250,000	251,063
ABN AMRO Bank NV, 4.40%			SunTrust Bank (Atlanta GA):
[USSW5+219.7] Sub. Nts., 3/27/28[4,13]	329,000	332,174	3.30% Sub. Nts., 5/15/26	118,000	117,154
Bank of America Corp.:			4.05% Sr. Unsec. Nts., 11/3/25	141,000	148,782
3.248% Sr. Unsec. Nts., 10/21/27	258,000	253,068	Synovus Financial Corp., 3.125% Sr.
3.366% [US0003M+81] Sr. Unsec.			Unsec. Nts., 11/1/22	177,000	175,097
Nts., 1/23/26[4]	286,000	286,625	US Bancorp, 3.10% Sub. Nts., 4/27/26	199,000	198,974
3.824% [US0003M+157.5] Sr. Unsec.			Wells Fargo & Co.:
Nts., 1/20/28[4]	191,000	193,968
4.271% [US0003M+131] Sr. Unsec.			3.584% [US0003M+131] Sr. Unsec.
Nts., 7/23/29[4]	154,000	160,637	Nts., 5/22/28[4]	248,000	249,478
7.75% Jr. Sub. Nts., 5/14/38	226,000	314,560	4.75% Sub. Nts., 12/7/46	157,000	164,694
Bank of Ireland Group plc, 4.50% Sr.					8,805,412
Unsec. Nts., 11/25/23[3]	263,000	267,808	Consumer Finance—0.4%
Bank of Montreal, Series E, 3.30% Sr.			Capital One Financial Corp.:
Unsec. Nts., 2/5/24	245,000	247,817	3.75% Sr. Unsec. Nts., 3/9/27	111,000	109,385
BNP Paribas SA, 4.375%			3.90% Sr. Unsec. Nts., 1/29/24	155,000	158,555
[USSW5+148.3] Sub. Nts., 3/1/33[3,4]	177,000	173,905	Discover Bank, 4.65% Sr. Unsec. Nts.,
BPCE SA, 4.50% Sub. Nts., 3/15/25[3]	184,000	185,305	9/13/28	122,000	127,930
Canadian Imperial Bank of Commerce,			Discover Financial Services, 3.75% Sr.
3.10% Sr. Unsec. Nts., 4/2/24[9]	312,000	311,354	Unsec. Nts., 3/4/25	143,000	142,714
Citigroup, Inc.:			Synchrony Financial, 4.25% Sr. Unsec.
4.075% [US0003M+119.2] Sr. Unsec.			Nts., 8/15/24	248,000	249,772
Nts., 4/23/29[4]	269,000	276,278			788,356
4.281% [US0003M+183.9] Sr. Unsec.			Diversified Financial Services—0.3%
Nts., 4/24/48[4]	356,000	365,363	Berkshire Hathaway Energy Co., 3.80%
Citizens Bank NA (Providence RI),			Sr. Unsec. Nts., 7/15/48	81,000	77,702
2.65% Sr. Unsec. Nts., 5/26/22	68,000	67,480	Peachtree Corners Funding Trust,
Compass Bank, 2.875% Sr. Unsec. Nts.,			3.976% Sr. Unsec. Nts., 2/15/25[3]	126,000	127,956
6/29/22	279,000	276,304	Voya Financial, Inc., 5.65%
Credit Agricole SA, 4.375% Sub. Nts.,			[US0003M+358] Jr. Sub. Nts., 5/15/53[4]	315,000	310,740
3/17/25[3]	304,000	310,098			516,398
Fifth Third Bank (Cincinnati OH), 3.85%
Sub. Nts., 3/15/26	160,000	163,104	Insurance—1.1%
First Republic Bank, 4.375% Sub. Nts.,			Aflac, Inc., 4.75% Sr. Unsec. Nts.,
8/1/46	137,000	134,555	1/15/49	109,000	120,833

9 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal			Principal
	Amount	Value		Amount	Value
Insurance (Continued)			Health Care Providers & Services (Continued)
AXA Equitable Holdings, Inc., 4.35% Sr.			Fresenius Medical Care US Finance II,
Unsec. Nts., 4/20/28	$163,000	$165,781	Inc., 5.875% Sr. Unsec. Nts., 1/31/22[3]	$291,000	$308,013
Boardwalk Pipelines LP, 4.95% Sr.			McKesson Corp., 3.65% Sr. Unsec. Nts.,
Unsec. Nts., 12/15/24	162,000	168,251	11/30/20	286,000	289,603
Brighthouse Financial, Inc., 3.70% Sr.					1,500,320
Unsec. Nts., 6/22/27	68,000	61,398	Life Sciences Tools & Services—0.4%
CNA Financial Corp., 3.45% Sr. Unsec.			IQVIA, Inc., 5.00% Sr. Unsec. Nts.,
Nts., 8/15/27	231,000	225,900	10/15/26[3]	308,000	316,279
Hartford Financial Services Group, Inc.			Life Technologies Corp., 6.00% Sr.
(The), 4.40% Sr. Unsec. Nts., 3/15/48	192,000	194,757	Unsec. Nts., 3/1/20	259,000	266,077
Lincoln National Corp., 3.80% Sr.			Thermo Fisher Scientific, Inc., 4.15% Sr.
Unsec. Nts., 3/1/28	188,000	190,872	Unsec. Nts., 2/1/24	132,000	138,085
Manulife Financial Corp., 4.061%					720,441
[USISDA05+164.7] Sub. Nts., 2/24/32[4]	191,000	185,951
Marsh & McLennan Cos., Inc., 4.35%			Pharmaceuticals—0.7%
Sr. Unsec. Nts., 1/30/47	113,000	114,919	Bayer US Finance II LLC, 3.875% Sr.
Prudential Financial, Inc.:			Unsec. Nts., 12/15/23[3]	335,000	337,895
4.35% Sr. Unsec. Nts., 2/25/50	124,000	128,569	Elanco Animal Health, Inc., 4.90% Sr.
5.20% [US0003M+304] Jr. Sub. Nts.,			Unsec. Nts., 8/28/28[3]	145,000	154,215
3/15/44[4]	246,000	249,026	Mylan NV, 3.15% Sr. Unsec. Nts.,
Swiss Re Finance Luxembourg SA,			6/15/21	319,000	318,426
5.00% [H15T5Y+358.2] Sub. Nts.,			Takeda Pharmaceutical Co. Ltd.:
4/2/49[3,4,9]	382,000	386,614	4.00% Sr. Unsec. Nts., 11/26/21[3]	280,000	287,302
		2,192,871	5.00% Sr. Unsec. Nts., 11/26/28[3]	160,000	173,762
Real Estate Investment Trusts (REITs)—0.7%					1,271,600
American Tower Corp.:			Industrials—2.3%
3.00% Sr. Unsec. Nts., 6/15/23	274,000	273,353	Aerospace & Defense—0.7%
4.00% Sr. Unsec. Nts., 6/1/25	169,000	174,142	BAE Systems Holdings, Inc., 3.85% Sr.
Crown Castle International Corp.,			Unsec. Nts., 12/15/25[3]	245,000	247,898
3.65% Sr. Unsec. Nts., 9/1/27	176,000	173,386	Huntington Ingalls Industries, Inc.,
Digital Realty Trust LP, 3.40% Sr. Unsec.			3.483% Sr. Unsec. Nts., 12/1/27	180,000	176,472
Nts., 10/1/20	30,000	30,227	L3 Technologies, Inc., 3.85% Sr. Unsec.
Lamar Media Corp., 5.75% Sr. Unsec.			Nts., 6/15/23	335,000	345,591
Nts., 2/1/26	288,000	302,040	Northrop Grumman Corp., 4.75% Sr.
VEREIT Operating Partnership LP,			Unsec. Nts., 6/1/43	190,000	206,077
4.625% Sr. Unsec. Nts., 11/1/25	300,000	310,755	United Technologies Corp.:
		1,263,903	3.35% Sr. Unsec. Nts., 8/16/21	82,000	83,149
Health Care—2.9%			3.95% Sr. Unsec. Nts., 8/16/25	205,000	213,240
Biotechnology—0.6%					1,272,427
AbbVie, Inc.:			Air Freight & Couriers—0.1%
3.75% Sr. Unsec. Nts., 11/14/23	329,000	338,084	FedEx Corp., 3.40% Sr. Unsec. Nts.,
4.875% Sr. Unsec. Nts., 11/14/48	133,000	131,233	1/14/22	104,000	105,467
Amgen, Inc., 4.563% Sr. Unsec. Nts.,			Building Products—0.3%
6/15/48	87,000	87,573	Allegion US Holding Co., Inc., 3.55%
Biogen, Inc., 5.20% Sr. Unsec. Nts.,			Sec. Nts., 10/1/27	279,000	265,645
9/15/45	97,000	103,062	Fortune Brands Home & Security, Inc.,
Gilead Sciences, Inc., 4.75% Sr. Unsec.			4.00% Sr. Unsec. Nts., 9/21/23	313,000	321,965
Nts., 3/1/46	128,000	134,418			587,610
Shire Acquisitions Investments Ireland
DAC, 2.40% Sr. Unsec. Nts., 9/23/21	342,000	338,254	Electrical Equipment—0.2%
		1,132,624	Sensata Technologies BV:
			5.00% Sr. Unsec. Nts., 10/1/25[3]	170,000	175,100
Health Care Equipment & Supplies—0.4%			5.625% Sr. Unsec. Nts., 11/1/24[3]	126,000	134,820
Becton Dickinson & Co., 3.70% Sr.					309,920
Unsec. Nts., 6/6/27	268,000	267,501
Boston Scientific Corp., 4.00% Sr.			Industrial Conglomerates—0.0%
Unsec. Nts., 3/1/28	300,000	308,956	GE Capital International Funding Co.
Hologic, Inc., 4.375% Sr. Unsec. Nts.,			Unlimited Co., 3.373% Sr. Unsec. Nts.,
10/15/25[3]	310,000	309,938	11/15/25	107,000	103,997
		886,395	Machinery—0.2%
Health Care Providers & Services—0.8%			Fortive Corp., 1.80% Sr. Unsec. Nts.,
Cigna Corp., 4.125% Sr. Unsec. Nts.,			6/15/19	40,000	39,835
11/15/25[3]	250,000	259,066	Ingersoll-Rand Luxembourg Finance SA,
CVS Health Corp.:			3.80% Sr. Unsec. Nts., 3/21/29	154,000	156,368
2.125% Sr. Unsec. Nts., 6/1/21	356,000	349,886	Nvent Finance Sarl, 4.55% Sr. Unsec.
5.05% Sr. Unsec. Nts., 3/25/48	291,000	293,752	Nts., 4/15/28	176,000	177,172
					373,375

10 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

	Principal			Principal
	Amount	Value		Amount	Value
Professional Services—0.1%			Technology Hardware, Storage & Peripherals (Continued)
IHS Markit Ltd., 4.125% Sr. Unsec. Nts.,			Dell International LLC/EMC Corp.,
8/1/23	$211,000	$215,450	5.30% Sr. Sec. Nts., 10/1/29[3]	$312,000	$314,636
Road & Rail—0.3%			Hewlett Packard Enterprise Co., 3.60%
Penske Truck Leasing Co. LP/PTL			Sr. Unsec. Nts., 10/15/20	342,000	345,310
Finance Corp., 3.40% Sr. Unsec. Nts.,					862,957
11/15/26[3]	269,000	257,877	Materials—1.6%
Ryder System, Inc.:			Chemicals—0.7%
3.50% Sr. Unsec. Nts., 6/1/21	79,000	80,001	Dow Chemical Co. (The), 4.55% Sr.
3.75% Sr. Unsec. Nts., 6/9/23	335,000	343,331	Unsec. Nts., 11/30/25[3]	207,000	218,765
		681,209	DowDuPont, Inc., 5.419% Sr. Unsec.
Trading Companies & Distributors—0.4%			Nts., 11/15/48	125,000	142,133
Air Lease Corp.:			Eastman Chemical Co., 3.50% Sr.
3.25% Sr. Unsec. Nts., 3/1/25	108,000	104,010	Unsec. Nts., 12/1/21	130,000	132,042
3.625% Sr. Unsec. Nts., 4/1/27	112,000	105,584	Nutrien Ltd.:
GATX Corp., 3.50% Sr. Unsec. Nts.,			4.875% Sr. Unsec. Nts., 3/30/20	40,000	40,800
3/15/28	197,000	188,088	5.00% Sr. Unsec. Nts., 4/1/49[9]	85,000	88,982
Mitsubishi UFJ Financial Group, Inc.,			PolyOne Corp., 5.25% Sr. Unsec. Nts.,
3.741% Sr. Unsec. Nts., 3/7/29	194,000	199,436	3/15/23	308,000	319,550
United Rentals North America, Inc.,			RPM International, Inc., 3.45% Sr.
4.625% Sr. Unsec. Nts., 10/15/25	178,000	176,220	Unsec. Unsub. Nts., 11/15/22	329,000	329,462
		773,338	Yara International ASA, 4.75% Sr.
			Unsec. Nts., 6/1/28[3]	165,000	172,473
Information Technology—2.5%					1,444,207
Communications Equipment—0.2%
Motorola Solutions, Inc., 4.60% Sr.			Construction Materials—0.2%
Unsec. Nts., 2/23/28	256,000	258,555	James Hardie International Finance
			DAC, 4.75% Sr. Unsec. Nts., 1/15/25[3]	191,000	189,090
Electronic Equipment, Instruments, & Components—0.3%			Martin Marietta Materials, Inc., 3.50%
Arrow Electronics, Inc., 3.875% Sr.			Sr. Unsec. Nts., 12/15/27	171,000	165,083
Unsec. Nts., 1/12/28	248,000	239,199			354,173
CDW LLC/CDW Finance Corp., 5.50%
Sr. Unsec. Nts., 12/1/24	58,000	61,262	Containers & Packaging—0.2%
Tech Data Corp., 4.95% Sr. Unsec. Nts.,			Packaging Corp. of America, 3.65% Sr.
2/15/27	271,000	274,605	Unsec. Nts., 9/15/24	113,000	113,748
		575,066	Silgan Holdings, Inc., 4.75% Sr. Unsec.
			Nts., 3/15/25	290,000	286,012
IT Services—0.5%					399,760
DXC Technology Co.:
2.875% Sr. Unsec. Nts., 3/27/20	261,000	260,916	Metals & Mining—0.4%
			Anglo American Capital plc, 3.625% Sr.
4.75% Sr. Unsec. Nts., 4/15/27	246,000	250,287	Unsec. Nts., 9/11/24[3]	86,000	85,319
Fidelity National Information Services,			ArcelorMittal, 6.125% Sr. Unsec. Nts.,
Inc., 4.25% Sr. Unsec. Nts., 5/15/28	163,000	167,896	6/1/25	280,000	310,805
VeriSign, Inc.:			Steel Dynamics, Inc., 4.125% Sr. Unsec.
4.75% Sr. Unsec. Nts., 7/15/27	189,000	189,732	Nts., 9/15/25	316,000	310,470
5.25% Sr. Unsec. Nts., 4/1/25	105,000	110,381			706,594
		979,212
			Paper & Forest Products—0.1%
Semiconductors & Semiconductor Equipment—0.8%			Louisiana-Pacific Corp., 4.875% Sr.
Broadcom, Inc.:			Unsec. Nts., 9/15/24	199,000	199,000
3.125% Sr. Unsec. Nts., 4/15/21[3,9]	446,000	445,474
4.25% Sr. Unsec. Nts., 4/15/26[3,9]	365,000	362,303	Telecommunication Services—1.3%
4.75% Sr. Unsec. Nts., 4/15/29[3,9]	142,000	141,326	Diversified Telecommunication Services—1.1%
Microchip Technology, Inc., 3.922% Sr.			AT&T, Inc.:
Sec. Nts., 6/1/21[3]	335,000	338,127	4.30% Sr. Unsec. Nts., 2/15/30	331,000	335,569
NXP BV/NXP Funding LLC, 4.125% Sr.			4.35% Sr. Unsec. Nts., 6/15/45	48,000	44,198
Unsec. Nts., 6/1/21[3]	304,000	310,462	4.50% Sr. Unsec. Nts., 3/9/48	142,000	133,954
		1,597,692	British Telecommunications plc:
			4.50% Sr. Unsec. Nts., 12/4/23	202,000	211,467
Software—0.2%			9.625% Sr. Unsec. Nts., 12/15/30	272,000	389,397
Autodesk, Inc., 4.375% Sr. Unsec. Nts.,			Deutsche Telekom International Finance
6/15/25	104,000	107,564	BV, 4.375% Sr. Unsec. Nts., 6/21/28[3]	146,000	152,075
Open Text Corp., 5.625% Sr. Unsec.			Telefonica Emisiones SA:
Nts., 1/15/23[3]	155,000	159,650
VMware, Inc., 3.90% Sr. Unsec. Nts.,			4.103% Sr. Unsec. Nts., 3/8/27	85,000	86,211
8/21/27	170,000	163,710	5.213% Sr. Unsec. Nts., 3/8/47	123,000	125,119
		430,924	T-Mobile USA, Inc., 6.50% Sr. Unsec.
			Nts., 1/15/26	280,000	299,600
Technology Hardware, Storage & Peripherals—0.5%			Verizon Communications, Inc.:
Apple, Inc., 4.375% Sr. Unsec. Nts.,			4.125% Sr. Unsec. Nts., 8/15/46	140,000	136,135
5/13/45	186,000	203,011

11 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal				Principal
	Amount	Value			Amount		Value
Diversified Telecommunication Services (Continued)				Electric Utilities (Continued)
Verizon Communications, Inc.: (Continued)				Mid-Atlantic Interstate Transmission
4.522% Sr. Unsec. Nts., 9/15/48	$173,000	$178,058		LLC, 4.10% Sr. Unsec. Nts., 5/15/28[3]	$171,000		$175,703
		2,091,783		NextEra Energy Operating Partners LP,
Wireless Telecommunication Services—0.2%				4.25% Sr. Unsec. Nts., 9/15/24[3]	314,000		312,823
				PPL WEM Ltd./Western Power
Vodafone Group plc:				Distribution Ltd., 5.375% Sr. Unsec.
3.75% Sr. Unsec. Nts., 1/16/24	332,000	335,155		Unsub. Nts., 5/1/21[3]	317,000		327,414
7.00% [USSW5+487.3] Sub. Nts.,				TECO Finance, Inc., 5.15% Sr. Unsec.
4/4/79[4,9]	120,000	122,094		Nts., 3/15/20	161,000		164,338
		457,249					2,394,314
Utilities—1.6%			Multi	-Utilities—0.4%
Electric Utilities—1.2%				CenterPoint Energy, Inc.:
AEP Texas, Inc., 3.95% Sr. Unsec. Nts.,				3.60% Sr. Unsec. Nts., 11/1/21	203,000		206,136
6/1/28[3]	172,000	179,522		4.25% Sr. Unsec. Nts., 11/1/28	147,000		152,533
Duke Energy Corp., 3.75% Sr. Unsec.				Dominion Energy, Inc.:
Nts., 9/1/46	69,000	64,773
Edison International:				2.579% Jr. Sub. Nts., 7/1/20	285,000		283,510
2.125% Sr. Unsec. Nts., 4/15/20	131,000	130,029		4.60% Sr. Unsec. Nts., 3/15/49	77,000		80,300
2.95% Sr. Unsec. Nts., 3/15/23	207,000	192,396					722,479
				Total Non-Convertible Corporate Bonds and
EDP Finance BV, 3.625% Sr. Unsec.			Notes	(Cost $60,881,278)			61,726,896
Nts., 7/15/24[3]	231,000	229,697
Emera US Finance LP, 2.70% Sr. Unsec.					Shares
Nts., 6/15/21	179,000	177,476		Investment Company—2.8%
Exelon Corp.:				Oppenheimer Institutional Government
2.45% Sr. Unsec. Nts., 4/15/21	165,000	163,175		Money Market Fund, Cl. E, 2.42%14,15 (Cost
4.45% Sr. Unsec. Nts., 4/15/46	87,000	89,956		$5,367,607)	5,367,607		5,367,607
FirstEnergy Corp., 3.90% Sr. Unsec.				Total Investments, at Value (Cost
Nts., 7/15/27	184,000	187,012		$197,153,132)	107.7%		206,943,122
				Net Other Assets (Liabilities)	(7.7)		(14,776,573)
				Net Assets	100.0	% $	192,166,549

Footnotes to Statement of Investments

1. Non-income producing security.

2. Security is a Master Limited Partnership.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $31,571,300 or 16.43% of the Fund's net assets at period end.

4. Represents the current interest rate for a variable or increasing rate security, which may be fixed for a predetermined period.  The interest rate is, or will be as of an established date, determined as [Referenced Rate + Basis-point spread].

5. Restricted security. The aggregate value of restricted securities at period end was $339,165, which represents 0.18% of the Fund's net assets. See Note 4 of the accompanying Notes.

Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation/
Security	Dates	Cost	Value	(Depreciation)
GLS Auto Receivables Trust, Series 2018-1A, Cl. A,
2.82%, 7/15/22	1/30/18	$206,527	$206,243	$(284)
Marathon Petroleum Corp., 3.80% Sr. Unsec. Nts.,
4/1/28	7/25/18	127,881	132,922	5,041
		$334,408	$339,165	$4,757

6. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $2,238,959 or 1.17% of the

Fund’s net assets at period end.

7. Interest rate is less than 0.0005%.

8. Principal-Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. The value of these securities generally increases as interest rates decline and prepayment rates rise. The price of these securities is typically more volatile than that of coupon-bearing bonds of the same maturity. Interest rates disclosed represent current yields based upon the current cost basis and estimated timing of future cash flows. These securities amount to $35,223 or 0.02% of the Fund's net assets at period end.

9. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

11. All or a portion of the security position is held in accounts at a futures clearing merchant and pledged to cover margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $141,776. See Note 6 of the accompanying Notes.

12. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

13. Represents securities sold under Regulation S, which are exempt from registration under the Securities Act of 1933, as amended. These securities may not be offered or sold in the United States without and exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. These securities amount to $332,174 or 0.17% of the Fund's net assets at period end.

14. Rate shown is the 7-day yield at period end.

12 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

Footnotes to Statement of Investments (Continued)

15. Is or was an affiliate, as defined in the Investment Company Act of 1940, as amended, at or during the reporting period, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the reporting period in which the issuer was an affiliate are as follows:

Shares	Gross	Gross	Shares
December 31, 2018	Additions	Reductions	March 31, 2019
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	5,367,607	—	—	5,367,607
Realized	Change in Unrealized
Value	Income	Gain (Loss)	Gain (Loss)
Investment Company
Oppenheimer Institutional Government Money Market Fund, Cl. E	$5,367,607	$31,465	$—	$	—

a

Futures Contracts as of March 31, 2019
Notional	Unrealized
Number of	Amount	Appreciation/
Description	Buy/Sell Expiration Date	Contracts	(000	's)	Value	(Depreciation)
United States Treasury Long Bonds	Buy	6/19/19	28	USD	4,098	$4,190,375	$92,847
United States Treasury Nts., 10 yr.	Buy	6/19/19	27	USD	3,341	3,353,906	13,192
United States Treasury Nts., 2 yr.	Sell	6/28/19	18	3,834	3,835,687	(1,879)
United States Treasury Nts., 5 yr.	Sell	6/28/19	32	3,681	3,706,500	(25,106)
United States Ultra Bonds	Buy	6/19/19	62	USD	10,037	10,416,000	378,773
$	457,827

Over-the-Counter Total Return Swaps at March 31, 2019
Notional	Unrealized
Pay/Receive Total	Amount	Appreciation/
Reference Asset	Counterparty	Return*	Floating Rate	Maturity Date	(000	's)	Value	(Depreciation)
iBoxx USD Liquid IG Series 1
Version 1	GSCO-OT	Pay	USD-LIBOR-BBA	9/26/19	USD	5,237	$(113,456	) $	(113,456)

* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative.  For contracts where the Fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative.  If the Fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.

Glossary:
Counterparty Abbreviations
GSCO-OT		Goldman Sachs Bank USA
Definitions
BBA		British Bankers' Association
H15	T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
H15	T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
ICE LIBOR		Intercontinental Exchange London Interbank Offered Rate
LIBOR		London Interbank Offered Rate
LIBOR01M		ICE LIBOR USD 1 Month
US0001	M	ICE LIBOR USD 1 Month
US0003	M	ICE LIBOR USD 3 Month
USISDA05		USD ICE Swap Rate 11:00am NY 5 Year
USSW5		USD Swap Semi 30/360 5 Year

13 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

NOTES TO STATEMENT OF INVESTMENTS March 31, 2019 Unaudited

1. Organization

Oppenheimer Conservative Balanced Fund/VA (the “Fund”), a separate series of Oppenheimer Variable Account Funds, is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek total return. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Shares of the Fund are sold only to separate accounts of life insurance companies.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis: (1) Value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close as described in Note 3.

(2) Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the "Exchange" or "NYSE") is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.     The following methodologies are used to determine the market value or the fair value of the types of securities described below:     Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.     Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

    Structured securities, swaps, swaptions, and other over-the-counter derivatives are valued utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include market information relevant to the underlying reference asset such as the price of financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures, and forward currency rates, or the occurrence of other specific events.

    Futures contracts and futures options traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

    Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities

14 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

3. Securities Valuation (Continued) index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards: 1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange) 2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.) 3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

    The Fund classifies each of its investments in investment companies which are publicly offered as Level 1. Investment companies that are not publicly offered, if any, are classified as Level 2 in the fair value hierarchy.

The table below categorizes amounts at period end based on valuation input level:
					Level 3—
	Level 1—		Level 2—		Significant
	Unadjusted		Other Significant		Unobservable
	Quoted Prices		Observable Inputs		Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$10,701,095		$—		$—	$10,701,095
Consumer Staples	3,316,344		—		—	3,316,344
Energy	3,677,550		—		—	3,677,550
Financials	11,943,416		—		—	11,943,416
Health Care	8,856,689		—		—	8,856,689
Industrials	6,915,117		—		—	6,915,117
Information Technology	14,473,827		—		—	14,473,827
Materials	936,336		—		—	936,336
Telecommunication Services	2,227,243		—		—	2,227,243
Utilities	1,491,806		603,255		—	2,095,061
Asset-Backed Securities	—		17,720,728		—	17,720,728
Mortgage-Backed Obligations	—		56,434,085		—	56,434,085
U.S. Government Obligation	—		551,128		—	551,128
Non-Convertible Corporate Bonds and Notes	—		61,726,896		—	61,726,896
Investment Company	5,367,607		—		—	5,367,607
Total Investments, at Value	69,907,030		137,036,092		—	206,943,122
Other Financial Instruments:
Futures contracts	484,812		—		—	484,812
Total Assets	$70,391,842		$137,036,092		$—	$207,427,934

Liabilities Table
Other Financial Instruments:
Futures contracts	$(26,985	) $	—		$—	$(26,985)
Swaps, at value	—		(113,456)		—	(113,456)
Total Liabilities	$(26,985	) $	(113,456	) $	—	$(140,441)

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

     For the reporting period, there were no transfers between levels.

4. Investments and Risks

Investments in Affiliated Funds. The Fund is permitted to invest in other mutual funds advised by the Manager or an affiliate of the Manager (“Affiliated Funds”). Affiliated Funds are management investment companies registered under the 1940 Act, as amended. Unless otherwise stated, the Manager is the investment adviser of, and the Sub-Adviser provides investment and related advisory services to, the Affiliated Funds. When

15 OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

4. Investments and Risks (Continued) applicable, the Fund's investments in Affiliated Funds are included in the Statement of Investments. Shares of Affiliated Funds are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of the Affiliated Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Affiliated Funds.

    Each of the Affiliated Funds in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Affiliated Fund than in another, the Fund will have greater exposure to the risks of that Affiliated Fund.

Investments in Money Market Instruments. The Fund is permitted to invest its free cash balances in money market instruments to provide liquidity or for defensive purposes. The Fund may invest in money market instruments by investing in Class E shares of Oppenheimer Institutional Government Money Market Fund ("IGMMF"), which is an Affiliated Fund. IGMMF is regulated as a money market fund under the 1940 Act, as amended. The Fund may also invest in money market instruments directly or in other affiliated or unaffiliated money market funds.

Master Limited Partnerships (“MLPs”). MLPs issue common units that represent an equity ownership interest in a partnership and provide limited voting rights. MLP common units are registered with the Securities and Exchange Commission (“SEC”), and are freely tradable on securities exchanges such as the NYSE and the NASDAQ Stock Market (“NASDAQ”), or in the over-the-counter (“OTC”) market. An MLP consists of one or more general partners, who conduct the business, and one or more limited partners, who contribute capital. MLP common unit holders have a limited role in the partnership’s operations and management. The Fund, as a limited partner, normally would not be liable for the debts of the MLP beyond the amounts the Fund has contributed, but would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances creditors of an MLP would have the right to seek return of capital distributed to a limited partner. This right of an MLP’s creditors would continue after the Fund sold its investment in the MLP.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.

    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

    At period end, the Fund did not have any forward roll securities.

Restricted Securities. At period end, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

16	OPPENHEIMER CONSERVATIVE BALANCED FUND/VA

When-Issued or
Delayed Delivery
Basis Transactions
Purchased securities	$47,126,552
Sold securities	13,195,695

4. Investments and Risks (Continued)

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

    The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

5. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

6. Use of Derivatives

The Fund’s investment objective not only permits the Fund to purchase investment securities, it also allows the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, variance swaps and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. These instruments may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors. Such contracts may be entered into through a bilateral over-the-counter (“OTC”) transaction, or through a securities or futures exchange and cleared through a clearinghouse.

    Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost due to changes in the market risk factors and the overall market. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment.

    Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund.

    The Fund's actual exposures to these market risk factors and associated risks during the period are discussed in further detail, by derivative type, below.

Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity, financial instrument or currency at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts. Futures contracts and options thereon are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange.     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value in an account registered in the futures commission merchant’s name. Subsequent payments (variation margin) are paid

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

6. Use of Derivatives (Continued) to or from the futures commission merchant each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains and losses. Should the Fund fail to make requested variation margin payments, the futures commission merchant can gain access to the initial margin to satisfy the Fund’s payment obligations.

    Futures contracts are reported on a schedule following the Statement of Investments. Securities held by a futures commission merchant to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by a futures commission merchant to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

    The Fund may purchase and/or sell financial futures contracts and options on futures contracts to gain exposure to, or decrease exposure to interest rate risk, equity risk, foreign exchange rate risk, volatility risk, or commodity risk.

    During the reporting period, the Fund had an ending monthly average market value of $12,604,266 and $20,110,314 on futures contracts purchased and sold, respectively.

    Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.

Swap Contracts

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, the price or volatility of asset or non-asset references, or the occurrence of a credit event, over a specified period. Swaps can be executed in a bi-lateral privately negotiated arrangement with a dealer in an OTC transaction (“OTC swaps”) or executed on a regulated market. Certain swaps, regardless of the venue of their execution, are required to be cleared through a clearinghouse (“centrally cleared swaps”). Swap contracts may include interest rate, equity, debt, index, total return, credit default, currency, and volatility swaps.

    Swap contracts are reported on a schedule following the Statement of Investments. The values of centrally cleared swap and OTC swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semi annual reports. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund, if any, at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

    Swap contract agreements are exposed to the market risk factor of the specific underlying reference rate or asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps have embedded leverage, they can expose the Fund to substantial risk in the isolated market risk factor.

Total Return Swap Contracts. A total return swap is an agreement between counterparties to exchange periodic payments based on the value of asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate) and the other on the total return of a reference asset (such as a security or a basket of securities or securities index). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

    Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

    The Fund may enter into total return swaps to increase or decrease exposure to the credit risk of various indexes or basket of securities. These credit risk related total return swaps require the Fund to pay to, or receive payments from, the counterparty based on the movement of credit spreads of the related indexes or securities.

    For the reporting period, the Fund had ending monthly average notional amounts of $0 and $1,309,228 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

    Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

Counterparty Credit Risk. Derivative positions are subject to the risk that the counterparty will not fulfill its obligation to the Fund. The Fund intends to enter into derivative transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

    The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform.

    To reduce counterparty risk with respect to OTC transactions, the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allow the Fund to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps, options, swaptions, and forward currency exchange contracts for each individual counterparty. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA

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6. Use of Derivatives (Continued) master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the

Fund.

    ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event that, for example, the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA master agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

    For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities in the annual and semiannual reports. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

    The Fund’s risk of loss from counterparty credit risk on exchange-traded derivatives cleared through a clearinghouse and for centrally cleared swaps is generally considered lower than as compared to OTC derivatives. However, counterparty credit risk exists with respect to initial and variation margin deposited/paid by the Fund that is held in futures commission merchant, broker and/or clearinghouse accounts for such exchange-traded derivatives and for centrally cleared swaps.

    With respect to centrally cleared swaps, such transactions will be submitted for clearing, and if cleared, will be held in accounts at futures commission merchants or brokers that are members of clearinghouses. While brokers, futures commission merchants and clearinghouses are required to segregate customer margin from their own assets, in the event that a broker, futures commission merchant or clearinghouse becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker, futures commission merchant or clearinghouse for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s, futures commission merchant’s or clearinghouse’s customers, potentially resulting in losses to the Fund.

    There is the risk that a broker, futures commission merchant or clearinghouse will decline to clear a transaction on the Fund’s behalf, and the Fund may be required to pay a termination fee to the executing broker with whom the Fund initially enters into the transaction. Clearinghouses may also be permitted to terminate centrally cleared swaps at any time. The Fund is also subject to the risk that the broker or futures commission merchant will improperly use the Fund’s assets deposited/paid as initial or variation margin to satisfy payment obligations of another customer. In the event of a default by another customer of the broker or futures commission merchant, the Fund might not receive its variation margin payments from the clearinghouse, due to the manner in which variation margin payments are aggregated for all customers of the broker/futures commission merchant.     Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker, futures commission merchant or clearinghouse for exchange-traded and cleared derivatives, including centrally cleared swaps. Brokers, futures commission merchants and clearinghouses can ask for margin in excess of the regulatory minimum, or increase the margin amount, in certain circumstances.

    Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund or the counterparty.

    For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund, if any, is reported separately on the Statement of Assets and Liabilities in the annual and semiannual reports as cash pledged as collateral. Non-cash collateral pledged by the Fund, if any, is noted in the Statement of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance.

7. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company, an indirect corporate parent of the Sub-Adviser and the Manager, announced that it has entered into an agreement whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser (the “Transaction”). In connection with the Transaction, on January 11, 2019, the Fund’s Board unanimously approved an Agreement and Plan of Reorganization (the “Agreement”), which provides for the transfer of the assets and liabilities of the Fund to a corresponding, newly formed fund (the “Acquiring Fund”) in the Invesco family of funds (the “Reorganization”) in exchange for shares of the corresponding Acquiring Fund of equal value to the value of the shares of the Fund as of the close of business on the closing date. Although the Acquiring Fund will be managed by Invesco Advisers, Inc., the Acquiring Fund will, as of the closing date, have the same investment objective and substantially similar principal investment strategies and risks as the Fund. After the Reorganization, Invesco Advisers, Inc. will be the investment adviser to the Acquiring Fund, and the Fund will be liquidated and dissolved under applicable law and terminate its registration under the Investment Company Act of 1940, as amended. The Reorganization is expected to be a tax-free reorganization for U.S. federal income tax purposes.

    As of 5 p.m. Eastern Standard Time on April 12, 2019, the Reorganization has been approved by shareholders of record of the Fund as of January 14, 2019. Accordingly, if certain other closing conditions are satisfied or waived, the Reorganization is currently expected to close on or about May 24, 2019, or as soon as practicable thereafter. This is subject to change.

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